Lease - Maturities of lease liabilities (Details)	Dec. 31, 2019 USD ($)
Finance lease
Year ending December 31, 2020	$ 7,511,008
Year ending December 31, 2021	4,059,224
Year ending December 31, 2022	0
Year ending December 31, 2023	0
Total lease payments	11,570,232
Less imputed interest	1,320,949
Present value of lease liabilities	10,249,283
Operating leases
Year ending December 31, 2020	6,470,913
Year ending December 31, 2021	4,443,336
Year ending December 31, 2022	1,007,535
Year ending December 31, 2023	294,239
Total lease payments	12,216,023
Less imputed interest	993,877
Present value of lease liabilities	$ 11,222,146